Information on Business Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Products manufactured by company	50.00%
Products sourced outside of company	50.00%
Concentration risk, number of customers	5
Concentration risk, sales	$ 716.2	$ 508.2	$ 496.4
Concentration risk, trade account receivable	184.3	116.0
Sales | Staples, Largest Customer
Segment Reporting Information [Line Items]
Concentration risk, sales	236.3	175.9	166.8
Concentration risk, percentage	13.00%	13.00%	13.00%
Sales | Second Largest Customer
Segment Reporting Information [Line Items]
Concentration risk, sales		$ 138.9	$ 141.0
Concentration risk, percentage		11.00%	11.00%